Consolidated Balance Sheets (Parenthetical) - SFr / shares shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Common stock, par value (in Swiss francs per share)	SFr 0.12	SFr 0.12
Common stock, shares issued (in shares)	1,882	1,965
Treasury stock (in shares)	40	100